PROVISIONS AND CONTINGENT LIABILITIES - Financial guarantees (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	$ 6,554,825	$ 10,144,301
Under 1 month
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	759,832	744,077
Guarantees greater than 1 month and up to 3 months
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	1,018,158	1,498,132
Guarantees greater than 3 months and up to 1 years
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	2,842,203	5,036,939
Guarantees greater than 1 year and up to 3 years
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	1,249,931	2,135,249
3 to 5 years
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	632,287	60,876
More than 5 years
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	$ 52,414	$ 669,028